CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	9 Months Ended		12 Months Ended		13 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	Feb. 29, 2020	Feb. 28, 2019	Feb. 28, 2019
Revenue
Total revenue	$ 249,022	$ 220,928	$ 305,102		$ 201,207
Cost of Revenue
Amortization of acquired intangible assets	15,453	13,505	19,538		8,350
Total cost of revenue	92,810	87,085	121,065		73,560
Gross Profit	156,212	133,843	184,037		127,647
Operating Expenses
Research and development	43,212	45,019	61,882		42,523
Sales and marketing	37,275	37,781	53,605		34,398
General and administrative	30,037	40,341	51,799		28,001
Acquisition-related expenses	11,354	23,505	26,709		15,577
Amortization of acquired intangible assets	25,365	22,775	31,129		20,061
Total operating expenses	147,243	169,421	225,124		140,560
Loss from operations	8,969	(35,578)	(41,087)		(12,913)
Interest and other expense, net	(53,255)	(47,643)	(67,554)		(20,846)
Total other expenses	(53,255)	(47,643)	(67,554)		(25,450)
Loss before income tax benefit	(44,286)	(83,221)	(108,641)	$ (38,683)	(38,363)
Income tax expense (benefit)	24,073	(2,800)	(7,271)	(8,245)	(8,245)
Net loss	(68,359)	(80,421)	(101,370)	(32,968)	(30,118)
Other comprehensive income (loss), net
Net foreign currency translation gains (losses)	57	1,588	233	$ (100)	(73)
Total other comprehensive income (loss), net	57	1,588	226		(2,850)
Comprehensive loss	(68,302)	(78,833)	(101,144)		(32,968)
Subscription
Revenue
Total revenue	209,013	176,481	243,981		153,634
Cost of Revenue
Total cost of revenue	44,566	43,611	59,113		33,537
Professional
Revenue
Total revenue	40,009	44,447	61,121		47,573
Cost of Revenue
Total cost of revenue	$ 32,791	$ 29,969	$ 42,414		$ 31,673